SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2019 $ / oz $ / bbl	Dec. 31, 2018 $ / oz $ / bbl
Estimated short-term and long-term prices of gold | $ / oz	1,400	1,300
Estimated short-term and long-term prices of silver | $ / oz	17.50	18.00
Estimated short-term and long-term oil prices	60
Estimated short-term oil price		65
Estimated long-term oil price		55
Minimum
Cash flow projection, term	3 years
Minimum | CGU
Real discount rate	3.33%	4.86%
NAV multiples observed	0.80%	0.90%
Maximum
Cash flow projection, term	18 years
Maximum | CGU
Real discount rate	6.97%	7.12%
NAV multiples observed	1.70%	1.40%